Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Envirotech Vehicles, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0774222
Entity Address, Address Line One	7510 Ardmore Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	870
Local Phone Number	970-3355
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001563568
Amendment Flag	false